Fair Value Measurements - Changes in Fair Value of Level 3 Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Contingent Earnout Liability
Changes in the fair value of the Level 3 financial instruments
Beginning balance	$ 0
Contingent earnout liability recognized upon the closing of the reverse recapitalization	(159,432)
Change in fair value included in other (expense) income	55,772
Ending balance	(103,660)
Private Placement Warrants
Changes in the fair value of the Level 3 financial instruments
Beginning balance	0
Private placement warrant liability acquired as part of the merger	(553)
Change in fair value included in other (expense) income	56
Ending balance	$ (497)